Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Summary of Share Capital	Issued shares

	2022	2021
	Number of shares	Number of shares
Ordinary shares	33,816,459	33,151,881
	33,816,459	33,151,881